FILED PURSUANT TO RULE 497(e)
REGISTRATION NO. 333-141093
GABELLI SRI GREEN FUND, INC. (the “Fund”)
Supplement dated December 30, 2011, to the Fund’s Prospectuses for Class A
Shares, Class C Shares, Class I Shares and Class AAA Shares, each dated July 29,
2011, as supplemented on October 5, 2011
Effective as of the close of business on December 30, 2011, Mr. John M. Segrich, CFA, will no longer be a Portfolio Manager of the Fund. All references to Mr. Segrich should be deleted.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE